Memorandum items - Other (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 168,254	€ 176,910	€ 157,855
Non-managed marketed funds	38,563	49,490	42,211
Third party debt securities and equity instruments held in custody	209,269	229,381	940,650
Investment funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	131,965	142,988	127,564
Pension funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	15,577	11,843	11,160
Assets under management
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 20,712	€ 22,079	€ 19,131